Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.12	$ 0.12
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	21,821,589	17,808,974
Ordinary shares, shares outstanding	21,821,589	17,808,974